Share-based Payments (Details) - Schedule of Black-Scholes Option Valuation Methodology - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-based Payments (Details) - Schedule of Black-Scholes Option Valuation Methodology [Line Items]
Date granted	Jun. 13, 2023
Options Granted No.	2,500,000
Exercise price	$ 0.35
Expiry date	Jun. 13, 2025
Risk free interest rate	4.10%
Volatility applied	137.00%
Value per option	$ 0.281
Bottom of Range [Member]
Share-based Payments (Details) - Schedule of Black-Scholes Option Valuation Methodology [Line Items]
Date granted		Jul. 02, 2022
Options Granted No.		700,000
Exercise price		$ 1.5
Expiry date		Jul. 02, 2025
Risk free interest rate		1.39%
Volatility applied		95.80%
Value per option		$ 0.16
Top of Range [Member]
Share-based Payments (Details) - Schedule of Black-Scholes Option Valuation Methodology [Line Items]
Date granted		Jul. 02, 2022
Options Granted No.		140,000
Exercise price		$ 1.1
Expiry date		Jan. 18, 2025
Risk free interest rate		1.39%
Volatility applied		95.80%
Value per option		$ 0.184